10a. Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
A. Valuation And Qualifying Accounts Details
Beginning balance	$ 18	$ 12
Additions / (Adjustments)	58	6
Balance	$ 76	$ 18